Note 54 Theoretical shares (Details) - shares		Dec. 31, 2022	Dec. 31, 2021
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[1]	156,878	183,832
Theoretical shares accumulated as of December 31	[1]	911,637	791,681
José Miguel Andrés Torrecillas [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated		19,253	22,860
Theoretical shares accumulated as of December 31		118,025	98,772
Jaime Félix Caruana Lacorte [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated		20,733	25,585
Theoretical shares accumulated as of December 31		77,705	56,972
Raúl Galamba [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated		10,177	9,500
Theoretical shares accumulated as of December 31		19,677	9,500
Belén Garijo López [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated		12,741	15,722
Theoretical shares accumulated as of December 31		90,589	77,848
Connie Hedegaard [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[2]	0	0
Theoretical shares accumulated as of December 31	[2]	0	0
Sunir Kumar Kapoor [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated	[3]	6,270	7,737
Theoretical shares accumulated as of December 31	[3]	0	30,652
Lourdes Maiz Carro [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated		8,696	10,731
Theoretical shares accumulated as of December 31		64,356	55,660
José Maldonado Ramos [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated		12,493	15,416
Theoretical shares accumulated as of December 31		136,477	123,984
Ana Peralta Moreno [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated		8,696	10,731
Theoretical shares accumulated as of December 31		35,092	26,396
Juan Pi Llorens [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated		18,703	23,079
Theoretical shares accumulated as of December 31		134,599	115,896
Ana Revenga Shanklin [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated		8,611	7,568
Theoretical shares accumulated as of December 31		16,179	7,568
Susana Rodriguez Vidarte [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated		16,400	20,237
Theoretical shares accumulated as of December 31		177,775	161,375
Carlos Salazar Lomelín [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated		6,270	5,642
Theoretical shares accumulated as of December 31		11,912	5,642
Jan Verplancke [Member]
Deferred share Remuneration system [Line Items]
Theoretical shares allocated		7,835	9,024
Theoretical shares accumulated as of December 31		29,251	21,416

[1]	(3) The number of theoretical shares allocated in 2022 and 2021 to each non-executive director is equivalent to 20% of the total fixed annual cash allocation received in 2021 and 2020, respectively, based on the average of the closing prices of BBVA shares during the 60 trading sessions prior to the General Meetings of 18 March 2022 and 20 April 2021, which were €5.47 and €4.44 per share, respectively.
[2]	(1) Director appointed by the General Meeting held on 18 March 2022, therefore the allocation of theoretical shares is not due until 2023.
[3]	(2) Director who left office on 18 March 2022. In application of the system, he received a total of 36,922 BBVA shares after leaving office, which is equivalent to the total of theoretical shares accumulated up to that date.